Note Regulatory capital requirements (Capital Requirements Basel 3) (Detail) - Basel III	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common Equity to be Well Capitalized to Risk Weighted Assets					6.50%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets					8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets				10.00%	10.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets					5.00%
Standardized approach
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common Equity to be Well Capitalized to Risk Weighted Assets				6.50%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets				8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets				10.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets				5.00%
Common Equity Tier 1 Based Capital Minimum Requirement Ratio				4.50%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets				6.00%
Capital Required for Capital Adequacy to Risk Weighted Assets				8.00%
Minimum Capital Plus - Leverage Ratio				4.00%
Standardized approach | Capital Adequacy Minimum Requirement Plus Capital Conservation Buffer/Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 Common Equity to be Well Capitalized to Risk Weighted Assets	7.00%	7.00%	7.00%	6.375%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.50%	8.50%	8.50%	7.875%
Capital Required for Capital Adequacy to Risk Weighted Assets	10.50%	10.50%	10.50%	9.875%